Note 3 - Common Stock	6 Months Ended
Jun. 30, 2013
Notes
Note 3 - Common Stock

NOTE 3 – Common Stock

The total number of common shares authorized that may be issued by the Company is 70,000,000 shares with a par value of $0.001 per share.

During the period March 3, 2011 (inception) to June 30, 2013 the Company issued an aggregate of 27,700,000 shares of its common stock as follows:

  11,000,000 shares to its officers as Founder’s Shares;

  5,000,000 shares to Taurus Financial Partners, LLC for assisting with the creation and early development of our business, including incorporation and formation assistance, preparation of an offering prospectus and related registration statement on Form S-1, and continued EDGAR filing support and services.  These shares were valued at $50,000, or $0.01 per share, based on the value of the services provided;

  5,000,000 shares to Arctic Eyes, LLC for assisting with the initial development and future hosting of our website (www.bluewaterbar.com) and marketing efforts aimed at building the Blue Water brand on various Caribbean travel websites and local radio stations.  These shares were valued at $50,000, or $0.01 per share, based on the previously established value;

  2,000,000 shares to Island Radio, Inc. (OTCBB: ISLD) in a stock exchange where the Company received 2,000,000 restricted shares of Island Radio’s common stock.  These shares were valued at $20,000, or $0.01 per share, based on the previously established value; and

  4,700,000 shares were subscribed to by five investors in a registered offering of the Company’s common shares.  These shares were priced at $0.10 per share, or an aggregate of $470,000.

On February 17, 2012, the Company and Arctic Eyes, LLC mutually agreed to rescind their consulting agreement.  Arctic Eyes returned the 5,000,000 shares it was holding which were subsequently cancelled by the Company.

As of June 30, 2013, the Company had 22,700,000 shares of its common stock issued and outstanding.